Summary of Significant Accounting Policies - Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	[1]	Feb. 28, 2023	Feb. 28, 2022	[1]	May 31, 2022	May 31, 2021
Summary of Significant Accounting Policies
Income tax expense	$ 0	$ 0		$ 0	$ 0		$ 0	$ 0
Effective income tax rate				0.00%			0.00%	0.00%
Federal statutory income tax rate, percent				21.00%			21.00%	21.00%

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.